ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019	Dec. 30, 2019	Dec. 19, 2019	Mar. 22, 2019	Jan. 04, 2019
Fair value of assets and liabilities acquired
Assets classified as held for sale	$ 0		$ 2,380
Goodwill	$ 6,634		6,553
Indian telecom towers operation
Consideration transferred
Cash		$ 584
Total consideration		584
Fair value of assets and liabilities acquired
Accounts receivable and other		408
Property, plant and equipment		7,334
Intangible assets		532
Goodwill		27
Accounts payable and other liabilities		(417)
Non-recourse borrowings		(2,356)
Lease liabilities		(2,101)
Deferred income tax liabilities		(22)
Net assets acquired before non-controlling interest		3,405
Non-controlling interest		(2,821)
Net assets acquired		$ 584
Western Canadian natural gas midstream business
Consideration transferred
Cash			377
Total consideration			377
Fair value of assets and liabilities acquired
Accounts receivable and other			5
Property, plant and equipment			1,198
Intangible assets			74
Goodwill			218
Deferred income tax assets			41
Accounts payable and other liabilities			(218)
Net assets acquired before non-controlling interest			1,318
Non-controlling interest			(941)
Net assets acquired			377
North American Rail Business
Consideration transferred
Cash				$ 602
Total consideration				602
Fair value of assets and liabilities acquired
Cash and cash equivalents				67
Accounts receivable and other				509
Assets classified as held for sale				1,584
Property, plant and equipment				5,283
Intangible assets				1,992
Investment in associate				48
Goodwill				2,042
Accounts payable and other liabilities				(612)
Non-recourse borrowings				(1,567)
Liabilities directly associated with assets classified as held for sale				(893)
Other liabilities				(566)
Deferred income tax liabilities				(1,111)
Net assets acquired before non-controlling interest				6,776
Non-controlling interest				(6,174)
Net assets acquired				$ 602
U.K. Telecommunications
Consideration transferred
Cash					$ 73
Deferred consideration					68
Total consideration					141
Fair value of assets and liabilities acquired
Cash and cash equivalents					9
Accounts receivable and other					18
Property, plant and equipment					95
Intangible assets					465
Goodwill					301
Accounts payable and other liabilities					(53)
Non-recourse borrowings					(195)
Deferred income tax liabilities					(76)
Net assets acquired before non-controlling interest					564
Non-controlling interest					(423)
Net assets acquired					$ 141
Indian gas transmission operation
Consideration transferred
Cash						$ 443
Total consideration						443
Fair value of assets and liabilities acquired
Accounts receivable and other						94
Property, plant and equipment						2,134
Intangible assets						295
Accounts payable and other liabilities						(66)
Net assets acquired before non-controlling interest						2,457
Non-controlling interest						(2,014)
Net assets acquired						$ 443
Australian data center operation
Consideration transferred
Cash							$ 78
Total consideration							78
Fair value of assets and liabilities acquired
Accounts receivable and other							2
Investment properties							211
Goodwill							68
Accounts payable and other liabilities							(9)
Net assets acquired before non-controlling interest							272
Non-controlling interest							(194)
Net assets acquired							$ 78
Individually insignificant business combinations
Consideration transferred
Cash			24
Pre-existing interest in business			30
Total consideration			54
Fair value of assets and liabilities acquired
Cash and cash equivalents			16
Accounts receivable and other			6
Intangible assets			422
Goodwill			15
Accounts payable and other liabilities			(21)
Non-recourse borrowings			(210)
Deferred income tax liabilities			(55)
Net assets acquired before non-controlling interest			173
Non-controlling interest			(119)
Net assets acquired			$ 54